Segment information - Disclosure of income statement by segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Product sales	€ 114,797	€ 62,984	€ 65,938
Other revenues	246,506	285,101	44,383
REVENUES	361,303	348,086	110,321
Cost of goods and services	(324,441)	(187,920)	(54,302)
Research and development expenses	(104,922)	(173,283)	(84,454)
Marketing and distribution expenses	(23,509)	(23,643)	(18,264)
General and administrative expenses	(34,073)	(47,606)	(27,539)
Other income and expenses, net	12,199	22,976	19,117
OPERATING LOSS	(113,443)	(61,390)	(55,120)
Corporate Overhead
Disclosure of operating segments [line items]
Product sales	0	0	0
Other revenues	0	0	0
REVENUES	0	0	0
Cost of goods and services	0	0	0
Research and development expenses	0	0	0
Marketing and distribution expenses	(238)	0	0
General and administrative expenses	(3,715)	(4,684)	(1,697)
Other income and expenses, net	(3,454)	(257)	2,248
OPERATING LOSS	(7,406)	(4,941)	551
Commercialized products
Disclosure of operating segments [line items]
Product sales	85,228	62,984	65,938
REVENUES	85,251	63,002	65,938
Commercialized products | Operating segments
Disclosure of operating segments [line items]
Product sales	85,228	62,984	65,938
Other revenues	23	18	1
REVENUES	85,251	63,002	65,939
Cost of goods and services	(46,475)	(40,017)	(41,830)
Research and development expenses	(1,067)	(2,094)	(2,711)
Marketing and distribution expenses	(13,107)	(18,455)	(17,554)
General and administrative expenses	(5,137)	(6,102)	(13,412)
Other income and expenses, net	105	2,196	1,101
OPERATING LOSS	19,570	(1,469)	(8,466)
COVID
Disclosure of operating segments [line items]
Product sales	29,568	0	0
REVENUES	309,578	253,314	0
COVID | Operating segments
Disclosure of operating segments [line items]
Product sales	29,568	0	0
Other revenues	280,010	253,314	0
REVENUES	309,578	253,314	0
Cost of goods and services	(267,113)	(122,843)	0
Research and development expenses	(72,762)	(113,907)	(18,962)
Marketing and distribution expenses	(2,773)	(1,182)	0
General and administrative expenses	(19,392)	(23,003)	(2,374)
Other income and expenses, net	9,625	11,546	1,578
OPERATING LOSS	(42,836)	3,927	(19,759)
Vaccine candidates
Disclosure of operating segments [line items]
Product sales	0	0	0
REVENUES	5,565	3,257	31,604
Vaccine candidates | Operating segments
Disclosure of operating segments [line items]
Product sales	0	0	0
Other revenues	5,565	3,257	31,604
REVENUES	5,565	3,257	31,604
Cost of goods and services	(1,112)	0	(3,305)
Research and development expenses	(29,907)	(53,181)	(62,140)
Marketing and distribution expenses	(7,334)	(3,811)	(638)
General and administrative expenses	(3,910)	(8,323)	(7,781)
Other income and expenses, net	4,811	7,033	14,073
OPERATING LOSS	(31,888)	(55,025)	(28,189)
Technologies and services
Disclosure of operating segments [line items]
Product sales	0	0	0
REVENUES	(39,091)	28,512	12,779
Technologies and services | Operating segments
Disclosure of operating segments [line items]
Product sales	0	0	0
Other revenues	(39,091)	28,512	12,779
REVENUES	(39,091)	28,512	12,779
Cost of goods and services	(9,742)	(25,061)	(9,167)
Research and development expenses	(1,186)	(4,101)	(640)
Marketing and distribution expenses	(57)	(194)	(72)
General and administrative expenses	(1,919)	(5,495)	(2,274)
Other income and expenses, net	1,111	2,458	117
OPERATING LOSS	€ (50,884)	€ (3,881)	€ 743